One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

December 21, 2016

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re:

Ohio National Fund, Inc. (“Registrant”)

Post-Effective Amendment No. 78 to Form N-1/A (File No. 2-67464; 811-3015)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on December 19, 2016.

Sincerely,

/s/ Kimberly A. Plante
Kimberly A. Plante
Second Vice President and Counsel